ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO
Unaudited	September 30, 2006
Portfolio of Investments †	$ Par/Shares	Value
(Amounts in $000s)

CORPORATE BONDS 36.3%
FINANCIAL INSTITUTIONS 12.3%
Banking 5.4%
Bank of America, 5.25%, 2/1/07	300	300
Bank of New York, 3.80%, 2/1/08	250	245
Citigroup, 4.125%, 2/22/10	400	388
HBOS Treasury Services, 3.125%, 1/12/07 (1)	400	397
Islandsbanki HF, VR, 5.667%, 10/15/08 (1)	300	300
Key Bank, 4.412%, 3/18/08	400	395
Marshall & Ilsley Bank, 3.80%, 2/8/08	300	294
Marshall & Ilsley Bank, 4.125%, 9/4/07	225	223
Regions Bank, 2.90%, 12/15/06	470	467
U.S. Bank, 2.87%, 2/1/07	400	397
Wells Fargo, 4.20%, 1/15/10	850	827
World Savings Bank, 4.125%, 12/15/09	650	631
		4,864
Brokerage 1.0%
Bear Stearns Companies, 5.50%, 8/15/11	240	242
Goldman Sachs Group, VR, 5.633%, 7/2/07	225	225
Merrill Lynch, VR, 5.48%, 3/2/09	400	388
		855
Finance Companies 3.6%
CIT Group, 5.50%, 11/30/07	300	301
CIT Group, VR, 5.555%, 8/15/08	250	251
Countrywide Home Loans, 4.125%, 9/15/09	350	339
GE Capital, 5.00%, 6/15/07	300	299
Household Finance, 5.75%, 1/30/07	400	400
Internationall Lease Finance Corporation, 3.75%, 8/1/07	300	296
iStar Financial, 4.875%, 1/15/09	300	297
Residential Capital, VR, 6.607%, 4/17/09	340	342
SLM Corporation, VR, 5.44%, 4/1/09	750	713
		3,238
Insurance 1.8%
AIG Sunamerica Global Financing XII, 5.30%, 5/30/07 (1)	300	300
Allstate Financial Global Funding, 5.25%, 2/1/07 (1)	300	300
Principal Life Income Funding, 5.20%, 11/15/10	130	130
Saint Paul Travelers Companies, 5.75%, 3/15/07	350	350
Travelers Property Casualty, 3.75%, 3/15/08	265	260
Wellpoint, 5.00%, 1/15/11	315	311
		1,651
Real Estate Investment Trusts 0.5%
Simon Property Group, 4.60%, 6/15/10	220	214
Vornado Realty, 4.50%, 8/15/09	250	244
		458
Total Financial Institutions		11,066
INDUSTRIAL 18.1%
Basic Industry 0.2%
Alcoa, 4.25%, 8/15/07	200	198
		198
Capital Goods 1.8%
Caterpillar Financial Services, 4.50%, 9/1/08	500	494
Hutchison Whampoa Finance, 6.95%, 8/1/07 (1)	300	304
John Deere Capital, 3.90%, 1/15/08	400	394
United Technologies, 4.375%, 5/1/10	400	390
		1,582
Communications 4.7%
AT&T, VR, 5.612%, 11/14/08	305	306
BellSouth, VR, 5.53%, 11/15/07	300	300
Comcast Cable Communications, 8.375%, 5/1/07	350	356
Cox Enterprises, 4.375%, 5/1/08 (1)	500	489
News America Holdings, 7.375%, 10/17/08	350	364
Telecom Italia Capital, 4.00%, 1/15/10	285	270
Telefonica Emisiones, 5.984%, 6/20/11	335	341
Telefonos de Mexico, 4.50%, 11/19/08	365	359
Telus, 7.50%, 6/1/07	400	405
Time Warner Entertainment, 7.25%, 9/1/08	350	361
Verizon Global Funding, 7.25%, 12/1/10	300	322
Verizon Wireless, 5.375%, 12/15/06	400	400
		4,273
Consumer Cyclical 3.1%
D.R. Horton, 4.875%, 1/15/10	220	214
DaimlerChrysler, VR, 5.918%, 8/3/09	450	449
Ford Motor Credit, 6.50%, 1/25/07	250	250
Ford Motor Credit, VR, 6.34%, 3/21/07	150	150
Harrah's Operating, 5.50%, 7/1/10	375	370
Home Depot, 3.75%, 9/15/09	235	227
Nissan Motor Acceptance Corporation, 4.625%, 3/8/10 (1)	450	437
Pulte Homes, 4.875%, 7/15/09	220	217
Staples, 7.125%, 8/15/07	250	253
Viacom, 5.75%, 4/30/11 (1)	210	209
		2,776
Consumer Non-Cyclical 5.0%
Bunge Limited Finance, 4.375%, 12/15/08	450	439
Genentech, 4.40%, 7/15/10	580	566
General Mills, 3.875%, 11/30/07	435	428
General Mills, 6.449%, 10/15/06	455	455
Johnson & Johnson, 6.625%, 9/1/09	850	887
Kroger, 7.80%, 8/15/07	300	306
Medtronic, 4.375%, 9/15/10	440	428
Merck, 2.50%, 3/30/07	300	296
Sabmiller, 6.20%, 7/1/11 (1)	395	407
Safeway, 4.125%, 11/1/08	300	292
		4,504
Energy 1.4%
Amerada Hess, 7.375%, 10/1/09	400	424
Devon Financing, 6.875%, 9/30/11	450	479
Encana, 4.60%, 8/15/09	400	393
		1,296
Technology 1.5%
IBM, 3.80%, 2/1/08	500	491
Oracle, 5.00%, 1/15/11	905	897
		1,388
Transportation 0.4%
Union Pacific, 5.75%, 10/15/07	335	336
		336
Total Industrial		16,353
UTILITY 5.9%
Electric 4.3%
Alabama Power, 3.50%, 11/15/07	350	343
Appalachian Power, VR, 5.697%, 6/29/07	240	240
CE Electric UK Funding, 6.995%, 12/30/07 (1)	330	333
Centerpoint Energy, 5.875%, 6/1/08	300	302
Dominion Resources, 4.125%, 2/15/08	300	295
Duke Capital, 7.50%, 10/1/09	400	423
FirstEnergy, 5.50%, 11/15/06	174	174
Niagara Mohawk Power, 7.75%, 10/1/08	425	444
NiSource Finance, VR, 5.968%, 11/23/09	400	400
Pepco Holdings, 5.50%, 8/15/07	300	300
Public Service Electric & Gas, 6.25%, 1/1/07	75	75
Wisconsin Electric Power, 3.50%, 12/1/07	470	461
WPD Holdings, 6.875%, 12/15/07 (1)	120	122
		3,912
Natural Gas 1.6%
Enterprise Products Operations, 4.00%, 10/15/07	250	246
Kinder Morgan, 6.50%, 9/1/12	315	316
Panhandle Eastern Pipeline, 2.75%, 3/15/07	400	395
Sempra Energy, VR, 5.863%, 5/21/08	450	450
		1,407
Total Utility		5,319

Total Corporate Bonds (Cost $33,078)		32,738

ASSET-BACKED SECURITIES 14.1%
Car Loan 9.9%
Aesop Funding II
Series 2003-5A, Class A1, 2.78%, 12/20/07 (1)	250	249
Bay View Auto Trust
Seris 2005-3, Class A, 5.01%, 6/25/14	668	668
Capital Auto Receivables Asset Trust
Series 2006-1, Class B, 5.26%, 10/15/10	175	175
Capital Auto Receivables Asset Trust, VR
Series 2006-SN1A, Class A4B, 5.436%, 3/20/10 (1)	575	575
Capital Auto Receivables Asset Trust
Series 2006-SN1A, Class B, 5.50%, 4/20/10 (1)	80	80
Chase Manhattan Auto Owner Trust
Series 2003-A, Class A4, 2.06%, 12/15/09	615	606
Harley-Davidson Motorcycle Trust
Series 2003-3, Class A2, 2.76%, 5/15/11	204	200
Harley-Davidson Motorcycle Trust
Series 2003-4, Class A2, 2.69%, 4/15/11	416	407
Hertz Vehicle Finance
Series 2004-1, Class A2, 2.38%, 5/25/08 (1)	900	889
Honda Auto Receivables Owner Trust
Series 2003-5, Class A4, 2.96%, 4/20/09	500	491
HSBC Automotive Trust
Series 2006-2, Class A4, 5.67%, 5/17/13	430	443
Hyundai Auto Receivables Trust
Series 2003-A, Class A4, 3.02%, 10/15/10	727	713
Hyundai Auto Receivables Trust
Series 2006-A, Class A4, 5.26%, 11/15/12	300	299
M & I Auto Loan Trust
Series 2005-1, Class A4, 4.914%, 3/21/11	440	439
Onyx Acceptance Grantor Trust
Series 2005-A, Class A4, 3.91%, 9/15/11	300	291
Triad Automobile Receivables Owner Trust
Series 2006-B, Class A3, 5.41%, 8/12/11	855	861
USAA Auto Owner Trust
Series 2004-1, Class A4, 2.67%, 10/15/10	1,000	982
Volkswagen Auto Lease Trust
Series 2006-A, Class A4, 5.54%, 4/20/11	455	460
WFS Financial Owner Trust
Series 2004-2, Class C, 3.20%, 11/21/11	119	117
		8,945
Home Equity 2.3%
BankBoston Home Equity Loan Trust
Series 1998-2, Class A6, 6.64%, 12/25/28	264	265
Chase Funding Mortgage Loan
Series 2002-4, Class 2A1, VR, 5.70%, 10/25/32	102	102
Chase Funding Mortgage Loan
Series 2003-3, Class 1A6, 3.717%, 10/25/14	293	278
Credit-Based Asset Services & Securitization
Series 2005-CB5, Class AF2, VR, 4.831%, 8/25/35	400	395
Credit-Based Asset Services & Securitization
Series 2006-CB3, Class AV3, VR, 5.50%, 3/25/36	425	426
Morgan Stanley ABS Capital I
Series 2006-HE4, Class A3, VR, 5.48%, 6/25/36	200	200
Residential Asset Mortgage Products
Series 2003-RZ2, Class A1, CMO, VR, 3.60%, 4/25/33	116	112
Residential Asset Securities Corporation
Series 2006-KS3, Class AI3, VR, 5.50%, 4/25/36	250	250
		2,028
Other Asset-Backed Securities 1.5%
CNH Equipment Trust
Series 2003- B, Class A4B, 3.38%, 2/15/11	800	789
John Deere Owner Trust
Series 2005-A, Class A4, 4.16%, 5/15/12	150	147
Marriott Vacation Club Owner Trust
Series 2005-2, Class A, 5.25%, 10/20/27 (1)	273	268
Marriott Vacation Club Owner Trust
Series 2006-1A, Class A, 5.737%, 4/20/28 (1)	169	171
		1,375
Stranded Utility 0.4%
PP&L Transition Bond Company
Series 1999-1, Class A8
7.15%, 6/25/09	325	335
		335
Total Asset-Backed Securities (Cost $12,728)		12,683

NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 8.4%
Collateralized Mortgage Obligations 3.1%
Bank of America Mortgage Securities
Series 2003-L, Class 2A2, CMO, VR, 4.264%, 1/25/34	423	417
Bank of America Mortgage Securities
Series 2004-A, Class 2A2, CMO, VR, 4.121%, 2/25/34	236	232
Bank of America Mortgage Securities
Series 2004-H, Class 2A2, CMO, VR, 4.754%, 9/25/34	501	496
Citigroup Mortgage Loan Trust
Series 2006-AR1, Class 2A1, VR, 4.70%, 3/25/36	582	573
Citigroup Mortgage Loan Trust
Series 2006-AR2, Class 1AB, 5.591%, 3/25/36	142	143
GSR Mortgage Loan Trust
Series 2005-AR6, Class 3A1, VR, 4.56%, 9/25/35	268	263
Washington Mutual Mortgage Securities
Series 2004-AR1, Class AR1, CMO, VR, 4.229%, 3/25/34	336	330
Washington Mutual Mortgage Securities
Series 2005-AR3, Class A2, CMO, VR, 4.642%, 3/25/35	177	173
Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR2, Class 2A2, CMO, VR, 4.546%, 3/25/35	176	174
		2,801
Commercial Mortgage Backed Securities 5.3%
Banc of America Commercial Mortgage
Series 2003-1, Class A1, CMO, 3.878%, 9/11/36	344	332
Bear Stearns Commercial Mortgage Securities
Series 1998-C1, Class A2, CMO, 6.44%, 6/16/30	300	305
Bear Stearns Commercial Mortgage Securities
Series 2005-PWR9, Class A1, CMO, 4.498%, 9/15/42	485	478
Bear Stearns Commercial Mortgage Securities
Series 2006-PW12, Class A1, CMO, 5.546%, 9/11/38	419	421
CS First Boston Mortgage Securities
Series 2005-C1, Class A2, CMO, 4.609%, 2/15/38	900	884
DLJ Commercial Mortgage
Series 1999-CG2, Class A1B, CMO, 7.30%, 6/10/32	375	392
GE Capital Commercial Mortgage
Series 2005-C4, Class A1, CMO, 5.082%, 11/10/45	271	271
Greenwich Capital Commercial Funding
Series 2004-GG1A, Class A2, CMO, 3.835%, 6/10/36	155	153
JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP4, Class A1,CMO, 4.613%, 10/15/42	127	125
LB-UBS Commercial Mortgage Trust
Series 2003-C8, Class A1, CMO, 3.636%, 11/15/27	408	397
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A1, CMO, 5.018%, 2/15/31	654	653
Morgan Stanley Dean Witter Capital
Series 2002-TOP7, Class A1, CMO, 5.38%, 1/15/39	311	311
		4,722
Total Non-U.S. Government Mortgage-Backed Securities (Cost $7,659)		7,523

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 16.9%
U.S. Government Agency Obligations (2) 16.3%
Federal Home Loan Mortgage
5.00%, 10/1 - 11/1/18	1,607	1,582
6.00%, 11/1/11 - 12/1/19	478	485
Federal Home Loan Mortgage, ARM
5.061%, 11/1/35	135	134
5.428%, 1/1/36	73	72
Federal Home Loan Mortgage, CMO
4.00%, 1/15/22	500	493
4.50%, 2/15/13	192	191
5.00%, 1/15/19 - 1/15/28	2,300	2,272
6.00%, 9/15/13 - 1/15/30	2,405	2,448
6.50%, 8/15/23 - 8/15/30	488	500
Federal Home Loan Mortgage, CMO, IO
4.50%, 5/15/16-4/15/18	434	51
Federal National Mortgage Assn.
4.50%, 5/1/18 - 5/1/19	1,670	1,614
5.00%, 11/1/09 - 11/1/18	590	582
5.50%, 5/1/16 - 12/1/34	895	893
Federal National Mortgage Assn., ARM
3.817%, 10/1/33	637	634
4.993%, 1/1/34	212	211
5.321%, 12/1/35	117	117
5.363%, 12/1/35	139	139
5.522%, 12/1/35	223	224
5.677%, 1/1/36	133	133
5.698%, 12/1/35	71	72
Federal National Mortgage Assn., CMO
5.00%, 1/25/20	432	427
5.50%, 6/25/10 - 5/25/27	1,352	1,352
9.00%, 1/25/08	31	31
Federal National Mortgage Assn., TBA, 6.00%, 1/1/20	51	52
		14,709
U.S. Government Obligations 0.6%
Government National Mortgage Assn.
6.00%, 7/15/16	131	133
6.50%, 5/15/09	86	86
7.00%, 9/15/12 - 4/15/13	289	298
8.00%, 5/15/07	8	8
10.00%, 11/15/09 - 4/15/19	6	7
		532
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $15,465)		15,241

U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 13.7%
U.S. Government Agency Obligations (2) 9.0%
Federal Farm Credit Bank, 1.875%, 1/16/07	2,000	1,981
Federal Home Loan Bank, 3.75%, 8/18/09	750	727
Federal Home Loan Mortgage, 3.55%, 11/15/07	2,000	1,966
Federal Home Loan Mortgage, 4.625%, 2/21/08	450	447
Federal Home Loan Mortgage, 4.875%, 3/15/07	570	569
Federal National Mortgage Assn., 6.375%, 6/15/09	750	778
Federal National Mortgage Assn., 6.625%, 9/15/09	750	785
Federal National Mortgage Assn., VR, 4.319%, 2/17/09	900	876
		8,129
U.S. Treasury Obligations 4.7%
U.S. Treasury Inflation-Indexed Notes, 1.875%, 7/15/13	831	810
U.S. Treasury Inflation-Indexed Notes, 3.625%, 1/15/08	945	952
U.S. Treasury Notes, 3.375%, 10/15/09	750	724
U.S. Treasury Notes, 3.50%, 5/31/07	1,000	990
U.S. Treasury Notes, 4.25%, 11/15/13	265	259
U.S. Treasury Notes, 4.375%, 5/15/07	500	498
		4,233
Total U.S. Government Agency Obligations
(Excluding Mortgage-Backed) (Cost $12,439)		12,362
FOREIGN GOVERNMENT OBLIGATIONS
& MUNICIPALITIES 3.3%
Government Guaranteed 1.1%
Landwirtschaftliche Rentenbank, 3.875%, 3/15/10	1,000	968
		968
Owned No Guarantee 0.4%
Pemex Project Funding Master Trust, VR, 6.69%, 6/15/10 (1)	400	410
		410
Supranational 0.4%
Inter-American Development Bank, 6.375%, 10/22/07	375	380
		380
Treasuries 1.4%
United Mexican States, 8.00%, 12/28/06 (MXN)	3,680	336
United Mexican States, 8.00%, 12/24/08 (MXN)	2,960	272
United Mexican States, 8.00%, 12/19/13 (MXN)	6,850	616
		1,224
Total Foreign Government Obligations & Municipalities (Cost $2,970)		2,982
SHORT-TERM INVESTMENTS 6.7%
Money Market Funds 6.7%
T. Rowe Price Reserve Investment Fund, 5.37% (3)(4)	6,027	6,027
Total Short-Term Investments (Cost $6,027)		6,027
Total Investments in Securities
99.4% of Net Assets (Cost $90,366)		$89,556

†'	Denominated in U.S. dollars unless otherwise noted
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$6,240 and represents 6.9% of net assets.
(2)	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
(3)	Seven-day yield
(4)	Affiliated company - see Note 4
ARM	Adjustable Rate Mortgage
CMO	Collateralized Mortgage Obligation
IO	Interest Only security for which the fund receives interest on notional principal(par)
MXN	Mexican Peso
TBA	To Be Announced purchase commitment; TBAs totaled $52 (0.1% of net assets) at period end; see Note 2.
VR	Variable Rate; rate shown is effective rate at period-end
USD	U.S. dollar

Open Forward Currency Exchange Contracts at September 30, 2006 were as follows:
(Amounts in 000s)

						Unrealized
Counterparty	Settlement	Receive		Deliver		Gain (Loss)
ABN Amro	11/14/06	USD	124	MXN	1,350	$1
ABN Amro	11/14/06	USD	1,107	MXN	12,150	3

Net unrealized gain (loss) on open
forward currency exchange contracts						$4

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Limited-Term Bond Portfolio
Unaudited	September 30, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Fixed Income Series, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Limited-Term Bond Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks a high level of income consistent with moderate fluctuations in principal value. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter (OTC) market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Forward Currency Exchange Contracts

The fund may invest in forward currency exchange contracts under which it is obligated to exchange currencies at specified future dates and exchange rates. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in currency values.

TBA Purchase Commitments

The fund may enter into to be announced (TBA) purchase commitments, pursuant to which it agrees to purchase mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for that security. With TBA transactions, the particular securities to be delivered are not identified at trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted "good delivery" standards. The fund generally enters into TBAs with the intention of taking possession of the underlying mortgage securities. Until settlement, the fund maintains cash reserves and liquid assets sufficient to settle its TBAs.

Dollar Rolls

The fund may enter into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously purchases a similar, but not identical, TBA with the same issuer, rate, and terms. The fund may execute a "roll" to obtain better underlying mortgage securities or to enhance returns. The fund generally enters into dollar roll transactions with the intention of taking possession of the underlying mortgage securities, but may close a contract prior to settlement or "roll" settlement to a later date if deemed in the best interest of shareholders. Actual mortgages received by the fund may be less favorable than those anticipated.

NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2006, the cost of investments for federal income tax purposes was $90,366,000. Net unrealized loss aggregated $806,000 at period-end, of which $323,000 related to appreciated investments and $1,129,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended September 30, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $172,000, and the value of shares of the T. Rowe Price Reserve Funds held at September 30, 2006, and December 31, 2005, was $6,027,000 and $5,084,000, respectively.

T. ROWE PRICE PRIME RESERVE PORTFOLIO
Unaudited	September 30, 2006
Portfolio of Investments †	$ Par	Value
(Amounts in $000s)
ASSET BACKED SECURITIES 1.1%
Americredit Automobile Receivable Trust, Series 2006-AF, Class
A1, 5.505%, 8/6/07	77	77
Drive Auto Receivables Trust, Series 2006-1, Class A1
5.341%, 6/15/07	75	75
GS Auto Loan Trust, Series 2006-1, Class A1, 5.514%, 8/15/07	75	75
JPMorgan Auto Receivables Trust, Series 2006-A, Class A1,
5.39%, 10/15/07 (1)	100	100
Total Asset Backed Securities (Cost $327)		327
BANKERS' ACCEPTANCES 1.3%
JPMorgan Chase Bank, 5.30%, 12/22/06	105	104
JPMorgan Chase Bank, 5.30%, 12/28/06	284	280
Total Bankers' Acceptances (Cost $384)		384
CERTIFICATES OF DEPOSIT 26.1%
Domestic 12.1% (2)
Bank of New York, 5.00%, 2/13/07	200	200
Branch Banking & Trust, 5.27%, 10/27/06	250	250
Citibank, 5.30%, 12/28/06	300	300
CS First Boston, VR, 5.305%, 7/19/07	500	500
DEPFA Bank, 5.35%, 11/30/06	250	250
M & I Marshall & Ilsley Bank, 5.33%, 12/11/06	500	500
Manufacturers and Traders Trust, VR, 5.304%, 3/30/07	100	100
Mercantile Safe Deposit & Trust, 5.45%, 6/14/07	100	100
PNC Bank, VR, 5.29%, 5/23/07	100	100
Suntrust Bank, VR, 5.275%, 9/14/07	300	300
Wells Fargo Bank, 5.005%, 2/13/07	250	250
Wells Fargo Bank, 5.27%, 10/24/06	250	250
Wells Fargo Bank, 5.27%, 10/26/06	300	300
Wilmington Trust, 5.26%, 11/9/06	300	300
		3,700
Yankee 14.0% (3)
Allied Irish Banks, VR, 5.479%, 8/8/07	100	100
Bank of Montreal (Chicago), 5.28%, 10/16/06	500	500
Barclays Bank, 5.31%, 10/17/06	500	500
Barclays Bank, 5.53%, 12/14/06	300	300
Deutsche Bank, 5.285%, 10/31/06	500	500
Fortis Bank, 5.28%, 10/23/06	500	500
Rabobank Nederland, 5.01%, 2/14/07	250	250
Royal Bank of Canada, 5.60%, 8/10/07	500	500
Royal Bank of Scotland, 5.005%, 2/13/07	100	100
Svenska Handelsbanken, 5.03%, 2/21/07	100	100
Svenska Handelsbanken, 5.31%, 11/14/06	200	200
Toronto-Dominion Bank, 5.425%, 6/8/07	250	250
Westpac Banking, 5.35%, 11/22/06	500	500
		4,300
Total Certificates of Deposit (Cost $8,000)		8,000
COMMERCIAL PAPER 52.9%
4(2) 29.9%
Alliance & Leicester, 5.27%, 12/11/06	250	247
Atlantic Asset Securitization, 5.30%, 10/30/06	750	747
Citibank Credit Card Issuance, 5.275%, 11/14/06	500	497
Citibank Credit Card Issuance, 5.28%, 12/4/06	500	495
Danske, 5.25%, 10/13/06	500	499
DEPFA Bank, 5.33%, 10/6/06	500	500
Fairway Finance, 5.26%, 12/29/06	565	558
Fairway Finance, 5.27%, 10/12/06	405	404
Falcon Asset Securitization, 5.26%, 10/25/06	500	498
Grampian Funding, 5.275%, 11/21/06	250	248
MBNA Master Credit Card Trust II, 5.27%, 10/18/06	500	499
MBNA Master Credit Card Trust II, 5.28%, 11/14/06	500	497
Nationwide Building Society, 5.27%, 12/8/06 (1)	250	247
Old Line Funding, 5.28%, 10/16/06	441	440
Park Avenue Receivables, 5.36%, 10/2/06	326	326
Preferred Receivables Funding, 5.26%, 10/3/06	250	250
Prudential Financial, 5.26%, 10/18/06 (1)	400	399
Solitaire Funding, 5.26%, 10/25/06 (1)	500	498
Tulip Funding, 5.27%, 10/30/06	300	299
Wal-Mart Funding, 5.26%, 10/24/06	500	498
Yorktown Capital, 5.255%, 10/18/06	500	499
		9,145
Non-4(2) 23.0%
ANZ Delaware, 5.25%, 11/15/06	120	119
Capital One Multi-Asset Executive Trust, 5.30%, 10/11/06	500	499
CBA Delware Finance, 5.25%, 10/5/06	500	500
Citigroup Funding, 5.26%, 10/19/06	400	399
DaimlerChrysler Revolving Auto, 5.27%, 11/16/06	500	497
DNB NOR Bank ASA, 5.25%, 10/4/06	500	500
FCAR Owner Trust II, 5.28%, 10/17/06	500	499
FCAR Owner Trust II, 5.28%, 12/8/06	288	285
HBOS Treasury, 5.26%, 12/5/06	250	248
ING Funding, 5.25%, 12/6/06	100	99
K2 (USA), 5.28%, 10/23/06	500	498
Mississippi, 5.30%, 11/16/06	250	248
National City Credit, 5.25%, 10/23/06	350	349
National Rural Utility, 5.25%, 10/19/06	400	399
New York State Power Authority, 5.28%, 11/9/06	426	424
Skandinaviska Enskilda Banken, VR, 5.29%, 7/19/07 (1)	500	500
Stadshypotek Delaware, 5.26%, 10/13/06	500	499
Yale University, 5.26%, 11/6/06	500	497
		7,059
Total Commercial Paper (Cost $16,204)		16,204
MEDIUM-TERM NOTES 16.9%
Abbey National Treasury, VR, 5.377%, 6/29/07	100	100
Allstate Financial Global Funding, VR, 5.36%, 11/9/06 (1)	100	100
Bank of Ireland, VR, 5.31%, 8/14/07	500	500
Bear Stearns, VR, 5.32%, 1/15/07	100	100
Eli Lilly Services, VR, 5.32%, 8/1/07	250	250
GE Capital, VR, 5.43%, 10/17/07	100	100
GE Capital, VR, 5.455%, 7/9/07	100	100
Goldman Sachs, VR, 5.38%, 6/4/07	500	500
HBOS Treasury, VR, 5.30%, 8/9/07 (1)	250	250
HSBC Finance, VR, 5.44%, 2/28/07	100	100
Intensa Bank Ireland, VR, 5.33%, 7/25/07	200	200
Irish Life & Permanent, VR, 5.33%, 6/22/07 (1)	300	300
K2 (USA), 5.00%, 2/6/07 (1)	100	100
K2 (USA), VR, 5.29%, 6/15/07 (1)	100	100
K2 (USA), VR, 5.29%, 7/25/07	100	100
Kommunalkredit Austria, VR, 5.33%, 9/9/07 (1)	250	250
Links Finance, VR, 5.29%, 5/21/07	100	100
Merrill Lynch, VR, 5.296%, 7/27/07	100	100
Merrill Lynch, VR, 5.615%, 1/26/07	100	100
Morgan Stanley, VR, 5.53%, 2/15/07	465	465
Nationwide Building Society, VR, 5.36%, 1/5/07 (1)	500	500
SLM Corporation, VR, 5.33%, 5/4/07 (1)	250	250
Swedbank, VR, 5.345%, 9/17/07	500	500
Total Medium-Term Notes (Cost $5,165)		5,165
MUNICIPAL SECURITIES 6.3%
Colorado Housing Fin. Auth., VRDN (Currently 5.39%)	100	100
Colorado Housing Fin. Auth., Single Family
VRDN (Currently 5.39%)	555	555
Florida Hurricane Catastrophe, VR, 5.34%, 8/15/07	200	200
Michigan, GO, TECP, 5.27%, 10/11/06	250	250
Texas, Veterans Housing, VRDN (Currently 5.30%)	640	640
Texas PFA, VRDN (Currently 5.38%)	100	100
Univ. of Washington, TECP, 5.40%, 4/2/07	100	100
Total Municipal Securities (Cost $1,945)		1,945

Total Investments in Securities
104.6% of Net Assets (Cost $32,025)		$32,025

†	Denominated in U.S. dollars unless otherwise noted
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$3,594 and represents 11.7% of net assets.
(2)	Domestic certificates of deposit are issued by domestic branches of U.S. banks.
(3)	Yankee certificates of deposit are issued by U.S. branches of foreign banks.
4(2)	Commercial paper exempt from registration under Section 4(2) of the Securities
Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors"- total value of such securities at period-end amounts to $9,145 and represents 29.9% of net assets
GO	Government Obligation
PFA	Public Finance Authority
TECP	Tax-Exempt Commercial Paper
VR	Variable Rate; rate shown is effective rate at period end
VRDN	Variable-Rate Demand Note; rate shown is effective rate at period end

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Prime Reserve Portfolio
Unaudited	September 30, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Fixed Income Series, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Prime Reserve Portfolio (the fund), a diversified , open-end management investment company, is one portfolio established by the corporation. The fund seeks preservation of capital, liquidity, and, consistent with these, the highest possible current income. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2006, the cost of investments for federal income tax purposes was $32,025,000.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Fixed Income Series, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 17, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 17, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	November 17, 2006